Licensed Copyrights, Net - Additional Information (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)
Finite Lived License Agreements [Line Items]
Acquisition of licensed copyrights included in current liabilities			¥ 6,540,834
Acquisition of licensed copyrights from nonmonetary content exchanges			746,255
Licensed Copyrights
Finite Lived License Agreements [Line Items]
Amortization expense	¥ 8,599,610	$ 1,266,586	¥ 9,531,104